Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,550,004	$ 380,801
Accounts receivable, net	131,544	16,694
Accounts receivable - related parties	4,598	5,212
Inventory, net	3,362	2,736
Prepaid expenses and other current assets	33,537	21,099
Total current assets	1,723,045	426,542
Property and equipment, net	145,770	121,435
Investments	102,037	74,200
Equity method investments	13,194	28,924
Intangible assets, net	21,642	3,294
Goodwill	21,312	1,857
Loans receivable, net of current portion	0	13,298
Other non-current assets	43,990	5,603
Total assets	2,070,990	675,153
Current liabilities:
Accounts payable	8,189	13,893
Deferred revenue (includes $12,502 and $22,101 from related parties)	33,240	28,823
Accrued expenses and other current liabilities	93,332	30,505
Total current liabilities	134,761	73,221
Non-current liabilities:
Deferred rent, net of current portion	18,746	12,678
Deferred revenue, net of current portion (includes $148,319 and $97,977 from related parties)	155,991	99,652
Lease financing obligation	22,283	16,518
Warrant liabilities	135,838	0
Other non-current liabilities	35,992	3,032
Total liabilities	503,611	205,101
Commitments and contingencies (Note 14)
Stockholders' equity:
Preferred stock, $0.0001 par value; 200,000,000 shares authorized; none issued	0	0
Common Stock	161	129
Additional paid in capital	3,804,844	929,125
Accumulated deficit	(2,297,925)	(467,878)
Accumulated other comprehensive loss	(1,715)	0
Total Ginkgo Bioworks Holdings, Inc. stockholders' equity	1,505,365	461,376
Non-controlling interest	62,014	8,676
Total stockholders' equity	1,567,379	470,052
Total liabilities and stockholders' equity	$ 2,070,990	$ 675,153